Liquidity Financial Condition and Management Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Liquidity Financial Condition And Management Plans
Liquidity Financial Condition and Management Plans

NOTE 2 – LIQUIDITY FINANCIAL CONDITION AND MANAGEMENT PLANS

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of March 31, 2019, the Company had cash of ￦181,471 thousand. Historically, the Company had net losses and negative cash flows from operations. The Company continues to experience liquidity constraints due to the continuing losses. These factors contributed to the Company’s substantial doubt of its ability to continue as a going concern.

During the three months ended March 31, 2019 and the year ended December 31, 2018, management has addressed going concern remediation through funding through the private placement and is continuing initiatives to raise capital to meet future working capital requirements. However, additional capital is required to reduce the risk of going concern uncertainties for the Company beyond the next twelve months as of the reporting date. There is no certainty that the Company will be able to arrange sufficient funding to continue its operations.

NOTE 2 – LIQUIDITY FINANCIAL CONDITION AND MANAGEMENT PLANS

These consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2018, the Company had cash of ￦126,406 thousand. Historically, the Company had net losses and negative cash flows from operations. The Company continues to experience liquidity constraints due to the continuing losses. These factors contributed to the Company’s substantial doubt of its ability to continue as a going concern.

During the years ended December 31, 2018 and 2017, management has addressed going concern remediation through funding through the private placement and is continuing initiatives to raise capital to meet future working capital requirements. However, additional capital is required to reduce the risk of going concern uncertainties for the Company beyond the next twelve months as of the reporting date. There is no certainty that the Company will be able to arrange sufficient funding to continue its operations.